UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235

                        FIRST DEFINED PORTFOLIO FUND, LLC
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - 99.5%
            AEROSPACE & DEFENSE - 0.6%
    3,558   Aerovironment, Inc. (b) ..............................   $    99,944
    1,482   American Science & Engineering, Inc. .................       100,835
                                                                     -----------
                                                                         200,779
                                                                     -----------
            AIR FREIGHT & LOGISTICS - 0.6%
    3,226   C.H. Robinson Worldwide, Inc. ........................       186,302
                                                                     -----------
            AIRLINES - 0.6%
    3,539   Allegiant Travel Co. (b) .............................       134,800
    8,037   Hawaiian Holdings, Inc. (b) ..........................        66,386
                                                                     -----------
                                                                         201,186
                                                                     -----------
            AUTOMOBILES - 1.4%
    9,243   Daimler AG ...........................................       465,015
                                                                     -----------
            BEVERAGES - 1.8%
    1,434   Hansen Natural Corp. (b) .............................        52,685
    8,968   PepsiCo, Inc. ........................................       526,063
                                                                     -----------
                                                                         578,748
                                                                     -----------
            BIOTECHNOLOGY - 12.5%
   46,780   Amgen, Inc. (b) ......................................     2,817,559
    1,361   Cephalon, Inc. (b) ...................................        79,265
   23,743   Gilead Sciences, Inc. (b) ............................     1,105,949
    1,494   Myriad Genetics, Inc. (b) ............................        40,936
      357   Myriad Pharmaceuticals, Inc. (b) .....................         2,092
                                                                     -----------
                                                                       4,045,801
                                                                     -----------
            CAPITAL MARKETS - 5.2%
   12,779   Credit Suisse Group AG, ADR ..........................       711,151
    8,680   Deutsche Bank AG .....................................       666,364
    4,160   Stifel Financial Corp. (b) ...........................       228,384
    4,460   SWS Group, Inc. ......................................        64,224
                                                                     -----------
                                                                       1,670,123
                                                                     -----------
            CHEMICALS - 0.2%
    3,174   Innophos Holdings, Inc. ..............................        58,719
                                                                     -----------
            COMMERCIAL BANKS - 8.4%
   29,055   Banco Bilbao Vizcaya Argentaria S.A., ADR ............       518,341
   36,787   Banco Santander S.A., ADR ............................       594,110
   16,502   BNP Paribas, ADR .....................................       681,533
    5,451   Community Bank System, Inc. ..........................        99,590
    3,524   First Financial Bankshares, Inc. .....................       174,297
    8,235   HSBC Holdings PLC, ADR ...............................       472,277
   10,812   Old National Bancorp .................................       121,094
    4,643   S&T Bancorp, Inc. ....................................        60,173
                                                                     -----------
                                                                       2,721,415
                                                                     -----------
            COMMERCIAL SERVICES & SUPPLIES - 0.2%
    2,153   Cintas Corp. .........................................        65,257
                                                                     -----------
            COMPUTERS & PERIPHERALS - 0.4%
    6,224   Lexmark International, Inc., Class A (b) .............       134,065
                                                                     -----------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            CONSUMER FINANCE - 0.5%
    6,718   EZCORP, Inc., Class A (b) ............................   $    91,768
    5,075   First Cash Financial Services, Inc. (b) ..............        86,935
                                                                     -----------
                                                                         178,703
                                                                     -----------
            CONTAINERS & PACKAGING - 1.1%
    7,569   Rock-Tenn Co., Class A ...............................       356,576
                                                                     -----------
            DIVERSIFIED CONSUMER SERVICES - 2.0%
    5,942   Apollo Group, Inc., Class A (b) ......................       437,747
    1,261   DeVry, Inc. ..........................................        69,759
      676   ITT Educational Services, Inc. (b) ...................        74,637
      233   Strayer Education, Inc. ..............................        50,719
                                                                     -----------
                                                                         632,862
                                                                     -----------
            DIVERSIFIED FINANCIAL SERVICES - 0.2%
    3,749   Moody's Corp. ........................................        76,705
                                                                     -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 4.0%
   34,880   AT&T, Inc. ...........................................       942,109
   17,627   BT Group PLC, ADR ....................................       366,818
                                                                     -----------
                                                                       1,308,927
                                                                     -----------
            ELECTRIC UTILITIES - 0.4%
    4,029   Southern Co. .........................................       127,598
                                                                     -----------
            ENERGY EQUIPMENT & SERVICES - 0.1%
      590   ENSCO International, Inc. ............................        25,099
                                                                     -----------
            FOOD & STAPLES RETAILING - 0.2%
    1,111   Nash Finch Co. .......................................        30,375
    2,133   Spartan Stores, Inc. .................................        30,139
                                                                     -----------
                                                                          60,514
                                                                     -----------
            FOOD PRODUCTS - 1.0%
    2,054   Campbell Soup Co. ....................................        67,001
    7,098   TreeHouse Foods, Inc. (b) ............................       253,186
                                                                     -----------
                                                                         320,187
                                                                     -----------
            GAS UTILITIES - 0.4%
    3,748   Laclede Group (The), Inc. ............................       120,536
                                                                     -----------
            HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
    4,609   Cyberonics, Inc. (b) .................................        73,467
    5,794   Greatbatch, Inc. (b) .................................       130,191
    4,802   Merit Medical Systems, Inc. (b) ......................        83,219
                                                                     -----------
                                                                         286,877
                                                                     -----------
            HEALTH CARE PROVIDERS & SERVICES - 0.9%
    4,851   Gentiva Health Services, Inc. (b) ....................       121,324
    5,351   Hanger Orthopedic Group, Inc. (b) ....................        74,218
    3,094   LHC Group, Inc. (b) ..................................        92,603
                                                                     -----------
                                                                         288,145
                                                                     -----------
            HEALTH CARE TECHNOLOGY - 1.2%
    1,858   Computer Programs & Systems, Inc. ....................        76,940
    4,857   Quality Systems, Inc. ................................       299,045
                                                                     -----------
                                                                         375,985
                                                                     -----------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE - 7.5%
   41,360   McDonald's Corp. .....................................   $ 2,360,415
      979   Panera Bread Co., Class A (b) ........................        53,845
                                                                     -----------
                                                                       2,414,260
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.7%
    2,931   Colgate-Palmolive Co. ................................       223,577
                                                                     -----------
            INDUSTRIAL CONGLOMERATES - 3.2%
   62,247   General Electric Co. .................................     1,022,096
                                                                     -----------
            INSURANCE - 5.3%
   32,806   Allianz SE, ADR ......................................       409,419
   15,784   AXA S.A., ADR ........................................       426,957
    2,484   Infinity Property & Casualty Corp. ...................       105,520
    7,462   Swiss Reinsurance Co., ADR ...........................       335,790
    8,967   Travelers (The) Co., Inc. ............................       441,445
                                                                     -----------
                                                                       1,719,131
                                                                     -----------
            INTERNET & CATALOG RETAIL - 0.5%
    1,717   Netflix, Inc. (b) ....................................        79,274
    3,796   PetMed Express, Inc. .................................        71,555
                                                                     -----------
                                                                         150,829
                                                                     -----------
            IT SERVICES - 0.6%
    5,892   CSG Systems International, Inc. (b) ..................        94,331
      921   ManTech International Corp., Class A (b) .............        43,434
    3,565   SAIC, Inc. (b) .......................................        62,530
                                                                     -----------
                                                                         200,295
                                                                     -----------
            LIFE SCIENCES TOOLS & SERVICES - 0.4%
    7,169   Luminex Corp. (b) ....................................       121,873
                                                                     -----------
            MACHINERY - 4.3%
   22,554   Caterpillar, Inc. ....................................     1,157,697
    6,467   Dover Corp. ..........................................       250,661
                                                                     -----------
                                                                       1,408,358
                                                                     -----------
            MEDIA - 1.7%
   19,806   DIRECTV Group (The), Inc. (b) ........................       546,249
                                                                     -----------
            METALS & MINING - 0.2%
      848   Compass Minerals International, Inc. .................        52,254
                                                                     -----------
            MULTI-UTILITIES - 0.2%
    1,244   Sempra Energy ........................................        61,964
    1,095   TECO Energy, Inc. ....................................        15,418
                                                                     -----------
                                                                          77,382
                                                                     -----------
            MULTILINE RETAIL - 0.4%
    1,617   Dollar Tree, Inc. (b) ................................        78,716
    1,930   Family Dollar Stores, Inc. ...........................        50,952
                                                                     -----------
                                                                         129,668
                                                                     -----------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS - 10.1%
    7,676   BP PLC, ADR ..........................................   $   408,593
    8,344   Chevron Corp. ........................................       587,668
    1,921   Clayton Williams Energy, Inc. (b) ....................        57,861
    7,385   ENI SpA, ADR .........................................       368,142
    1,057   EOG Resources, Inc. ..................................        88,270
   12,528   Exxon Mobil Corp. ....................................       859,546
    6,124   Goodrich Petroleum Corp. (b) .........................       158,060
   21,405   StatoilHydro ASA, ADR ................................       482,469
    9,429   VAALCO Energy, Inc. (b) ..............................        43,373
    4,726   World Fuel Services Corp. ............................       227,179
                                                                     -----------
                                                                       3,281,161
                                                                     -----------
            PHARMACEUTICALS - 4.7%
    2,000   Forest Laboratories, Inc. (b) ........................        58,880
   20,795   Johnson & Johnson ....................................     1,266,208
   10,510   Questcor Pharmaceuticals, Inc. (b) ...................        58,015
   13,442   ViroPharma, Inc. (b) .................................       129,312
                                                                     -----------
                                                                       1,512,415
                                                                     -----------
            PROFESSIONAL SERVICES - 0.4%
    1,912   Dun & Bradstreet (The), Corp. ........................       144,012
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
    2,563   Public Storage .......................................       192,840
                                                                     -----------
            ROAD & RAIL - 1.1%
    4,184   Arkansas Best Corp. ..................................       125,269
    5,335   Genesee & Wyoming Inc., Class A (b) ..................       161,757
    1,940   J.B. Hunt Transport Services, Inc. ...................        62,332
                                                                     -----------
                                                                         349,358
                                                                     -----------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
   28,513   Altera Corp. .........................................       584,802
   14,055   Microchip Technology, Inc. ...........................       372,458
                                                                     -----------
                                                                         957,260
                                                                     -----------
            SOFTWARE - 5.4%
    4,177   Check Point Software Technologies Ltd. (b) ...........       118,418
   63,621   Microsoft Corp. ......................................     1,647,148
                                                                     -----------
                                                                       1,765,566
                                                                     -----------
            SPECIALTY RETAIL - 2.4%
    1,293   AutoZone, Inc. (b) ...................................       189,062
    5,001   Bed Bath & Beyond, Inc. (b) ..........................       187,738
    7,165   Hot Topic, Inc. (b) ..................................        53,666
    1,987   Jos. A. Bank Clothiers, Inc. (b) .....................        88,958
    2,494   Ross Stores, Inc. ....................................       119,138
    1,455   Tractor Supply Co. (b) ...............................        70,451
   16,728   Wet Seal (The), Inc., Class A (b) ....................        63,232
                                                                     -----------
                                                                         772,245
                                                                     -----------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS - 0.2%
    1,722   Coach, Inc. ..........................................   $    56,688
                                                                     -----------
            TRADING COMPANIES & DISTRIBUTORS - 1.4%
    7,227   Beacon Roofing Supply, Inc. (b) ......................       115,487
    2,860   Fastenal Co. .........................................       110,682
    2,662   W.W. Grainger, Inc. ..................................       237,876
                                                                     -----------
                                                                         464,045
                                                                     -----------
            WATER UTILITIES - 0.4%
    3,419   California Water Service Group .......................       133,136
                                                                     -----------
            TOTAL INVESTMENTS - 99.5%
               (Cost $31,655,001) (c) ............................    32,180,822
            NET OTHER ASSETS AND LIABILITIES - 0.5% ..............       166,043
                                                                     -----------
            NET ASSETS - 100.0% ..................................   $32,346,865
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,984,259 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,458,438.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of September 30, 2009 is as follows (see Note 1A -Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 LEVEL 2        LEVEL 3
                  TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                    09/30/09        PRICES        INPUTS         INPUTS
                  ------------   -----------   -----------   -------------
Common Stocks *    $32,180,822   $32,180,822       $--            $--
                   ===========   ===========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - 96.8%
            AEROSPACE & DEFENSE - 11.6%
   11,934   Boeing (The) Co. .....................................   $   646,226
                                                                     -----------
            DIVERSIFIED FINANCIAL SERVICES - 11.2%
   37,179   Bank of America Corp. ................................       629,069
                                                                     -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 8.4%
   17,439   AT&T, Inc. ...........................................       471,027
                                                                     -----------
            FOOD PRODUCTS - 8.7%
   18,508   Kraft Foods, Inc., Class A ...........................       486,205
                                                                     -----------
            HOTELS, RESTAURANTS & LEISURE - 8.1%
    7,973   McDonald's Corp. .....................................       455,019
                                                                     -----------
            INDUSTRIAL CONGLOMERATES - 9.1%
   31,116   General Electric Co. .................................       510,925
                                                                     -----------
            MACHINERY - 10.4%
   11,276   Caterpillar, Inc. ....................................       578,797
                                                                     -----------
            MEDIA - 10.8%
   21,897   Walt Disney (The) Co. ................................       601,292
                                                                     -----------
            METALS & MINING - 10.8%
   46,047   Alcoa, Inc. ..........................................       604,137
                                                                     -----------
            OIL, GAS & CONSUMABLE FUELS - 7.7%
    6,264   Exxon Mobil Corp. ....................................       429,773
                                                                     -----------
            TOTAL INVESTMENTS - 96.8%
               (Cost $5,148,800) (b)  ............................     5,412,470
            NET OTHER ASSETS AND LIABILITIES - 3.2% ..............       177,950
                                                                     -----------
            NET ASSETS - 100.0% ..................................   $ 5,590,420
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $383,523 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $119,853.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Quarterly Portfolio of Investments):

                                                LEVEL 2        LEVEL 3
                  TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                    09/30/09       PRICES        INPUTS        INPUTS
                  ------------   ----------   -----------   ------------
Common Stocks *    $5,412,470    $5,412,470       $--            $--
                   ==========    ==========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - 99.3%
            CHEMICALS - 13.3%
   33,293   Eastman Chemical Co. .................................   $ 1,782,507
   44,123   Sensient Technologies Corp. ..........................     1,225,296
                                                                     -----------
                                                                       3,007,803
                                                                     -----------
            COMMERCIAL BANKS - 22.5%
   38,184   BB&T Corp. ...........................................     1,040,132
   79,475   F.N.B. Corp. .........................................       565,067
   92,251   First BanCorp ........................................       281,366
  109,688   Fulton Financial Corp. ...............................       807,304
  128,735   Regions Financial Corp. ..............................       799,444
   35,196   SunTrust Banks, Inc. .................................       793,670
   44,373   Zions Bancorporation .................................       797,383
                                                                     -----------
                                                                       5,084,366
                                                                     -----------
            COMMERCIAL SERVICES & SUPPLIES - 7.1%
   75,348   R.R. Donnelley & Sons Co. ............................     1,601,899
                                                                     -----------
            ELECTRIC UTILITIES - 9.0%
   31,690   American Electric Power Co., Inc. ....................       982,073
   31,782   Pinnacle West Capital Corp. ..........................     1,043,085
                                                                     -----------
                                                                       2,025,158
                                                                     -----------
            INDUSTRIAL CONGLOMERATES - 6.6%
   78,796   Textron, Inc. ........................................     1,495,548
                                                                     -----------
            MACHINERY - 10.7%
   60,601   Briggs & Stratton Corp. ..............................     1,176,265
   53,207   Timken (The) Co. .....................................     1,246,640
                                                                     -----------
                                                                       2,422,905
                                                                     -----------
            MULTI-UTILITIES - 11.0%
   92,843   NiSource, Inc. .......................................     1,289,589
   85,714   TECO Energy, Inc. ....................................     1,206,853
                                                                     -----------
                                                                       2,496,442
                                                                     -----------
            PAPER & FOREST PRODUCTS - 9.4%
   95,015   MeadWestvaco Corp. ...................................     2,119,785
                                                                     -----------
            THRIFTS & MORTGAGE FINANCE - 3.5%
   63,323   First Niagara Financial Group, Inc. ..................       780,773
                                                                     -----------
            TOBACCO - 6.2%
   33,476   Universal Corp. ......................................     1,399,966
                                                                     -----------
            TOTAL INVESTMENTS - 99.3%
               (Cost $22,481,190) (b) ............................    22,434,645
            NET OTHER ASSETS AND LIABILITIES - 0.7% ..............       154,842
                                                                     -----------
            NET ASSETS - 100.0% ..................................   $22,589,487
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,282,398 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,328,943.

                See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                  LEVEL 2        LEVEL 3
                  TOTAL MARKET      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                    09/30/09        PRICES         INPUTS        INPUTS
                  ------------   ------------   -----------   ------------
Common Stocks *    $22,434,645    $22,434,645       $--            $--
                   ===========    ===========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - 98.3%
            HONG KONG - 40.7%
1,089,700   Bank of East Asia (The) Ltd. .........................   $ 3,936,942
1,874,849   BOC Hong Kong (Holdings) Ltd. ........................     4,112,532
1,888,000   Cathay Pacific Airways Ltd. (b) ......................     2,981,793
1,948,000   CITIC Pacific Ltd. ...................................     5,115,021
2,066,000   COSCO Pacific Ltd. ...................................     2,964,348
                                                                     -----------
                                                                      19,110,636
                                                                     -----------
            UNITED KINGDOM - 32.1%
1,046,837   BT Group PLC .........................................     2,174,916
1,986,783   GKN PLC (b) ..........................................     3,610,197
3,524,565   ITV PLC ..............................................     2,488,014
  792,420   Ladbrokes PLC ........................................     2,373,258
2,143,672   Logica PLC ...........................................     4,457,133
                                                                     -----------
                                                                      15,103,518
                                                                     -----------
            UNITED STATES - 25.5%
  194,440   Alcoa, Inc. ..........................................     2,551,053
  156,991   Bank of America Corp. ................................     2,656,288
   82,779   E.I. du Pont de Nemours & Co. ........................     2,660,517
  131,388   General Electric Co. .................................     2,157,391
  117,101   Pfizer, Inc. .........................................     1,938,021
                                                                     -----------
                                                                      11,963,270
                                                                     -----------
            TOTAL INVESTMENTS - 98.3%
               (Cost $46,127,760) (c) ............................    46,177,424
            NET OTHER ASSETS AND LIABILITIES - 1.7% ..............       805,643
                                                                     -----------
            NET ASSETS - 100.0% ..................................   $46,983,067
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,407,393 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,357,729.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 LEVEL 2        LEVEL 3
                  TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                    VALUE AT       QUOTED       OBSERVABLE   UNOBSERVABLE
                    09/30/09       PRICES         INPUTS        INPUTS
                  ------------   -----------   -----------   ------------
Common Stocks *    $46,177,424   $46,177,424       $--            $--
                   ===========   ===========       ===            ===


*    See the Portfolio of Investments for country breakout.

             See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

Commercial Banks ........................    17.1%
Industrial Conglomerates ................    15.5
IT Services .............................     9.5
Auto Components .........................     7.7
Airlines ................................     6.3
Transportation Infrastructure ...........     6.3
Chemicals ...............................     5.7
Diversified Financial Services ..........     5.7
Metals & Mining .........................     5.4
Media ...................................     5.3
Hotels, Restaurants & Leisure ...........     5.1
Diversified Telecommunication Services ..     4.6
Pharmaceuticals .........................     4.1
Net Other Assets and Liabilities ........     1.7
                                            -----
                                            100.0%
                                            =====

                 See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - 99.1%
            BEVERAGES - 9.9%
   13,784   PepsiCo, Inc. ........................................   $   808,569
                                                                     -----------
            BIOTECHNOLOGY - 13.5%
   11,012   Amgen, Inc. (b) ......................................       663,253
    9,312   Gilead Sciences, Inc. (b) ............................       433,753
                                                                     -----------
                                                                       1,097,006
                                                                     -----------
            COMPUTERS & PERIPHERALS - 2.5%
    9,563   Lexmark International, Inc., Class A (b) .............       205,987
                                                                     -----------
            DIVERSIFIED FINANCIAL SERVICES - 1.4%
    5,761   Moody's Corp. ........................................       117,870
                                                                     -----------
            ELECTRIC UTILITIES - 2.4%
    6,194   Southern Co. .........................................       196,164
                                                                     -----------
            ENERGY EQUIPMENT & SERVICES - 0.5%
      910   ENSCO International, Inc. ............................        38,711
                                                                     -----------
            FOOD PRODUCTS - 1.3%
    3,155   Campbell Soup Co. .....................................       102,916
                                                                     -----------
            HOTELS, RESTAURANTS & LEISURE - 6.4%
    9,094   McDonald's Corp. .....................................       518,995
                                                                     -----------
            HOUSEHOLD PRODUCTS - 4.2%
    4,501   Colgate-Palmolive Co. ................................       343,336
                                                                     -----------
            INSURANCE - 8.3%
   13,778   Travelers (The) Co., Inc. ............................       678,291
                                                                     -----------
            MACHINERY - 4.7%
    9,937   Dover Corp. ..........................................       385,158
                                                                     -----------
            MULTI-UTILITIES - 1.5%
    1,911   Sempra Energy ........................................        95,187
    1,685   TECO Energy, Inc. ....................................        23,725
                                                                     -----------
                                                                         118,912
                                                                     -----------
            OIL, GAS & CONSUMABLE FUELS - 12.8%
   12,820   Chevron Corp. ........................................       902,913
    1,623   EOG Resources, Inc. ..................................       135,537
                                                                     -----------
                                                                       1,038,450
                                                                     -----------
            PHARMACEUTICALS - 1.1%
    3,071   Forest Laboratories, Inc. (b) ........................        90,410
                                                                     -----------
            PROFESSIONAL SERVICES - 2.7%
    2,937   Dun & Bradstreet (The), Corp. ........................       221,215
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.6%
    3,939   Public Storage .......................................       296,370
                                                                     -----------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.9%
   35,145   Altera Corp. .........................................       720,824
   21,603   Microchip Technology, Inc. ...........................       572,480
                                                                     -----------
                                                                       1,293,304
                                                                     -----------

                See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            SPECIALTY RETAIL - 0.8%
      463   AutoZone, Inc. (b)....................................   $    67,700
                                                                     -----------
            TEXTILES, APPAREL & LUXURY GOODS - 1.1%
    2,646   Coach, Inc. ..........................................        87,106
                                                                     -----------
            TRADING COMPANIES & DISTRIBUTORS - 4.5%
    4,093   W.W. Grainger, Inc. ..................................       365,750
                                                                     -----------
            TOTAL INVESTMENTS - 99.1%
               (Cost $7,631,457) (c) .............................     8,072,220
            NET OTHER ASSETS AND LIABILITIES - 0.9%...............        73,445
                                                                     -----------
            NET ASSETS - 100.0%...................................   $ 8,145,665
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $599,138 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $158,375.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                LEVEL 2        LEVEL 3
                  TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                    09/30/09       PRICES        INPUTS        INPUTS
                  ------------   ----------   -----------   ------------
Common Stocks *    $8,072,220    $8,072,220       $--            $--
                   ==========    ==========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - 95.2%
            AIR FREIGHT & LOGISTICS - 6.5%
    3,336   C.H. Robinson Worldwide, Inc. ........................   $   192,654
                                                                     -----------
            BEVERAGES - 4.0%
    3,173   Hansen Natural Corp. (b) .............................       116,576
                                                                     -----------
            BIOTECHNOLOGY - 16.3%
    3,088   Amgen, Inc. (b) ......................................       185,990
    2,303   Cephalon, Inc. (b) ...................................       134,127
    3,465   Gilead Sciences, Inc. (b) ............................       161,400
                                                                     -----------
                                                                         481,517
                                                                     -----------
            COMMERCIAL SERVICES & SUPPLIES - 5.4%
    5,197   Cintas Corp. .........................................       157,521
                                                                     -----------
            DIVERSIFIED CONSUMER SERVICES - 5.8%
    2,299   Apollo Group, Inc., Class A (b) ......................       169,367
                                                                     -----------
            MEDIA - 7.4%
    7,938   DIRECTV Group (The), Inc. (b) ........................       218,930
                                                                     -----------
            ROAD & RAIL - 4.8%
    4,355   J.B. Hunt Transport Services, Inc. ...................       139,926
                                                                     -----------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.0%
   10,025   Altera Corp. .........................................       205,613
                                                                     -----------
            SOFTWARE - 15.2%
    7,433   Check Point Software Technologies Ltd. (b) ...........       210,726
    9,198   Microsoft Corp. ......................................       238,136
                                                                     -----------
                                                                         448,862
                                                                     -----------
            SPECIALTY RETAIL - 16.1%
    7,022   Bed Bath & Beyond, Inc. (b) ..........................       263,606
    4,437   Ross Stores, Inc. ....................................       211,955
                                                                     -----------
                                                                         475,561
                                                                     -----------
            TRADING COMPANIES & DISTRIBUTORS - 6.7%
    5,087   Fastenal Co. .........................................       196,867
                                                                     -----------
            TOTAL INVESTMENTS - 95.2%
               (Cost $2,210,491) (c) .............................     2,803,394
            NET OTHER ASSETS AND LIABILITIES - 4.8% ..............       142,735
                                                                     -----------
            NET ASSETS - 100.0% ..................................   $ 2,946,129
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $608,607 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,704.

                 See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of September 30, 2009 is as follows (see Note 1A -Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                LEVEL 2        LEVEL 3
                  TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                    09/30/09       PRICES        INPUTS        INPUTS
                  ------------   ----------   -----------   ------------
Common Stocks *    $2,803,394    $2,803,394       $--            $--
                   ==========    ==========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - 98.4%
            AUTOMOBILES - 0.9%
      912   Daimler AG ...........................................   $    45,883
    1,632   Honda Motor Co. Ltd., ADR ............................        49,466
                                                                     -----------
                                                                          95,349
                                                                     -----------
            BIOTECHNOLOGY - 5.6%
    9,898   Amgen, Inc. (b) ......................................       596,157
      791   Myriad Genetics, Inc. (b) ............................        21,673
      177   Myriad Pharmaceuticals, Inc. (b) .....................         1,037
                                                                     -----------
                                                                         618,867
                                                                     -----------
            BUILDING PRODUCTS - 0.4%
    2,595   Gibraltar Industries, Inc. ...........................        34,436
    1,760   NCI Building Systems, Inc. (b) .......................         5,632
                                                                     -----------
                                                                          40,068
                                                                     -----------
            CAPITAL MARKETS - 1.9%
    1,263   Credit Suisse Group AG, ADR ..........................        70,286
      856   Deutsche Bank AG .....................................        65,715
    6,564   LaBranche & Co., Inc. (b) ............................        22,318
    2,473   UBS AG (b) ...........................................        45,281
                                                                     -----------
                                                                         203,600
                                                                     -----------
            CHEMICALS - 4.5%
    4,270   Eastman Chemical Co. .................................       228,616
    1,434   OM Group, Inc. (b) ...................................        43,579
    9,982   PolyOne Corp. (b) ....................................        66,580
    5,660   Sensient Technologies Corp. ..........................       157,178
                                                                     -----------
                                                                         495,953
                                                                     -----------
            COMMERCIAL BANKS - 9.7%
    1,372   Bank of Montreal .....................................        69,478
    3,964   Barclays PLC, ADR (b) ................................        93,709
    4,897   BB&T Corp. ...........................................       133,394
   10,193   F.N.B. Corp. .........................................        72,472
   11,831   First BanCorp ........................................        36,085
   14,067   Fulton Financial Corp. ...............................       103,533
    4,804   Lloyds TSB Group PLC, ADR (b) ........................        32,043
    8,773   National Bank of Greece S.A., ADR (b) ................        63,253
   16,508   Regions Financial Corp. ..............................       102,515
    2,426   Royal Bank of Scotland Group PLC, ADR (b) ............        41,169
    3,673   Sterling Financial Corp. (b) .........................         7,346
    4,515   SunTrust Banks, Inc. .................................       101,813
      995   Toronto-Dominion Bank (The) ..........................        64,128
    4,365   UCBH Holdings, Inc. ..................................         3,492
    1,462   Wintrust Financial Corp. .............................        40,878
    5,688   Zions Bancorporation .................................       102,213
                                                                     -----------
                                                                       1,067,521
                                                                     -----------
            COMMERCIAL SERVICES & SUPPLIES - 1.9%
    9,661   R.R. Donnelley & Sons Co. ............................       205,393
                                                                     -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            COMMUNICATIONS EQUIPMENT - 0.3%
    1,183   Black Box Corp. ......................................   $    29,681
                                                                     -----------
            CONTAINERS & PACKAGING - 2.3%
      752   Rock-Tenn Co., Class A ...............................        35,427
   13,191   Temple-Inland, Inc. ..................................       216,596
                                                                     -----------
                                                                         252,023
                                                                     -----------
            DIVERSIFIED CONSUMER SERVICES - 2.6%
    1,483   Apollo Group, Inc., Class A (b) ......................       109,253
      667   DeVry, Inc. ..........................................        36,898
      357   ITT Educational Services, Inc. (b) ...................        39,416
    4,443   Regis Corp. ..........................................        68,867
      123   Strayer Education, Inc. ..............................        26,775
                                                                     -----------
                                                                         281,209
                                                                     -----------
            DIVERSIFIED FINANCIAL SERVICES - 0.5%
    3,200   ING Groep N.V., ADR (b) ..............................        57,056
                                                                     -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
    1,275   Nippon Telegraph & Telephone Corp., ADR ..............        29,363
    2,155   Telecom Italia SpA, ADR ..............................        37,777
    4,712   Vimpel-Communications, ADR (b) .......................        88,114
                                                                     -----------
                                                                         155,254
                                                                     -----------
            ELECTRIC UTILITIES - 3.9%
    4,063   American Electric Power Co., Inc. ....................       125,912
    3,146   Great Plains Energy, Inc. ............................        56,471
    3,028   Korea Electric Power Corp., ADR (b) ..................        46,147
    6,205   NV Energy, Inc. ......................................        71,916
    4,077   Pinnacle West Capital Corp. ..........................       133,807
                                                                     -----------
                                                                         434,253
                                                                     -----------
            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.2%
    3,357   Avnet, Inc. (b) ......................................        87,181
    2,342   Benchmark Electronics, Inc. (b) ......................        42,156
    7,180   Brightpoint, Inc. (b) ................................        62,825
    2,976   Checkpoint Systems, Inc. (b) .........................        48,925
      897   Hitachi, Ltd., S.A., ADR (b) .........................        27,430
    4,585   Ingram Micro, Inc., Class A (b) ......................        77,257
    2,560   Synnex Corp. (b) .....................................        78,029
    3,485   Tech Data Corp. (b) ..................................       145,011
                                                                     -----------
                                                                         568,814
                                                                     -----------
            ENERGY EQUIPMENT & SERVICES - 3.5%
    2,913   Exterran Holdings, Inc. (b) ..........................        69,155
    1,868   Hornbeck Offshore Services, Inc. (b) .................        51,482
    9,813   ION Geophysical Corp. (b) ............................        34,542
    4,082   Pride International, Inc. (b) ........................       124,256
      254   Seahawk Drilling, Inc. (b) ...........................         7,897
    2,290   Unit Corp. (b) .......................................        94,463
                                                                     -----------
                                                                         381,795
                                                                     -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            FOOD & STAPLES RETAILING - 0.7%
    5,053   Great Atlantic & Pacific Tea (The) Co., Inc. (b)......   $    45,022
      585   Nash Finch Co. .......................................        15,994
    1,126   Spartan Stores, Inc. .................................        15,910
                                                                     -----------
                                                                          76,926
                                                                     -----------
            FOOD PRODUCTS - 0.3%
      956   TreeHouse Foods, Inc. (b) ............................        34,101
                                                                     -----------
            HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
    1,755   Cooper (The) Co., Inc. ...............................        52,176
    1,008   Greatbatch, Inc. (b) .................................        22,650
                                                                     -----------
                                                                          74,826
                                                                     -----------
            HEALTH CARE PROVIDERS & SERVICES - 2.7%
    3,362   Cross Country Healthcare, Inc. (b) ...................        31,300
    4,912   Kindred Healthcare, Inc. (b) .........................        79,722
    2,707   LifePoint Hospitals, Inc. (b) ........................        73,251
    4,649   Wellcare Health Plans, Inc. (b) ......................       114,598
                                                                     -----------
                                                                         298,871
                                                                     -----------
            HEALTH CARE TECHNOLOGY - 0.4%
      981   Computer Programs & Systems, Inc. ....................        40,623
                                                                     -----------
            HOTELS, RESTAURANTS & LEISURE - 5.6%
   10,312   McDonald's Corp. .....................................       588,506
      518   Panera Bread Co., Class A (b) ........................        28,490
                                                                     -----------
                                                                         616,996
                                                                     -----------
            HOUSEHOLD DURABLES - 0.4%
    1,612   Sony Corp., ADR ......................................        47,070
                                                                     -----------
            INDUSTRIAL CONGLOMERATES - 1.7%
   10,107   Textron, Inc. ........................................       191,831
                                                                     -----------
            INSURANCE - 1.0%
    3,240   Allianz SE, ADR ......................................        40,435
    1,557   AXA S.A., ADR ........................................        42,117
    3,010   Presidential Life Corp. ..............................        31,184
                                                                     -----------
                                                                         113,736
                                                                     -----------
            INTERNET & CATALOG RETAIL - 0.4%
      907   Netflix, Inc. (b) ....................................        41,876
                                                                     -----------
            IT SERVICES - 0.7%
    6,332   Ciber, Inc. (b) ......................................        25,328
      485   ManTech International Corp., Class A (b) .............        22,873
    1,886   SAIC, Inc. (b) .......................................        33,080
                                                                     -----------
                                                                          81,281
                                                                     -----------
            MACHINERY - 5.2%
    2,366   Albany International Corp. ...........................        45,900
    7,774   Briggs & Stratton Corp. ..............................       150,893
    3,622   Terex Corp. (b) ......................................        75,084
    9,960   Timken (The) Co. .....................................       233,363
    3,991   Trinity Industries, Inc. .............................        68,605
                                                                     -----------
                                                                         573,845
                                                                     -----------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            MEDIA - 0.4%
    5,847   Live Nation, Inc. (b) ................................   $    47,887
                                                                     -----------
            METALS & MINING - 3.0%
    1,433   ArcelorMittal ........................................        53,222
      447   Compass Minerals International, Inc. .................        27,544
    3,038   Reliance Steel & Aluminum Co. ........................       129,297
      397   Rio Tinto PLC, ADR ...................................        67,605
    2,154   RTI International Metals, Inc. (b) ...................        53,656
                                                                     -----------
                                                                         331,324
                                                                     -----------
            MULTI-UTILITIES - 3.3%
   11,907   NiSource, Inc. .......................................       165,388
   10,991   TECO Energy, Inc. ....................................       154,753
    1,098   Veolia Environnement, ADR ............................        42,262
                                                                     -----------
                                                                         362,403
                                                                     -----------
            MULTILINE RETAIL - 0.6%
      853   Dollar Tree, Inc. (b) ................................        41,524
    1,021   Family Dollar Stores, Inc. ...........................        26,954
                                                                     -----------
                                                                          68,478
                                                                     -----------
            OIL, GAS & CONSUMABLE FUELS - 7.9%
    2,259   Cimarex Energy Co. ...................................        97,860
    3,732   Forest Oil Corp. (b) .................................        73,035
    6,080   Mariner Energy, Inc. (b) .............................        86,214
    3,110   Newfield Exploration Co. (b) .........................       132,362
    1,462   Overseas Shipholding Group, Inc. .....................        54,635
    2,650   Plains Exploration & Production Co. (b) ..............        73,299
   11,193   Quicksilver Resources, Inc. (b). .....................       158,829
    1,623   Repsol YPF S.A., ADR .................................        44,081
    2,802   Stone Energy Corp. (b) ...............................        45,701
    1,799   Suncor Energy, Inc. ..................................        62,173
    1,755   Swift Energy Co. (b) .................................        41,558
                                                                     -----------
                                                                         869,747
                                                                     -----------
            PAPER & FOREST PRODUCTS - 2.5%
   12,183   MeadWestvaco Corp. ...................................       271,803
                                                                     -----------
            PHARMACEUTICALS - 6.1%
   11,002   Johnson & Johnson ....................................       669,912
                                                                     -----------
            PROFESSIONAL SERVICES - 1.1%
    8,190   MPS Group, Inc. (b) ..................................        86,159
    1,596   School Specialty, Inc. (b) ...........................        37,857
                                                                     -----------
                                                                         124,016
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
    4,244   Cedar Shopping Centers, Inc. .........................        27,374
    6,361   DiamondRock Hospitality Co. (b) ......................        51,524
    4,686   Medical Properties Trust, Inc. .......................        36,598
                                                                     -----------
                                                                         115,496
                                                                     -----------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
   12,743   Fairchild Semiconductor International, Inc. (b) ......   $   130,361
   10,731   Integrated Device Technology, Inc. (b) ...............        72,542
    6,604   Intersil Corp., Class A ..............................       101,107
                                                                     -----------
                                                                         304,010
                                                                     -----------
            SPECIALTY RETAIL - 2.1%
      525   AutoZone, Inc. (b) ...................................        76,766
    5,451   Cabela's Inc. (b) ....................................        72,716
    1,053   Jos. A. Bank Clothiers, Inc. (b) .....................        47,143
      771   Tractor Supply Co. (b) ...............................        37,332
                                                                     -----------
                                                                         233,957
                                                                     -----------
            THRIFTS & MORTGAGE FINANCE - 0.9%
    8,120   First Niagara Financial Group, Inc. ..................       100,120
                                                                     -----------
            TOBACCO - 1.6%
    4,293   Universal Corp. ......................................       179,533
                                                                     -----------
            TRADING COMPANIES & DISTRIBUTORS - 0.6%
    6,868   United Rentals, Inc. (b) .............................        70,740
                                                                     -----------
            TOTAL INVESTMENTS - 98.4%
               (Cost $8,945,074) (c) .............................    10,828,244
            NET OTHER ASSETS AND LIABILITIES - 1.6% ..............       171,293
                                                                     -----------
            NET ASSETS - 100.0% ..................................   $10,999,537
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,063,696 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $180,526.

ADR American Depositary Receipt

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of September 30, 2009 is as follows (see Note 1A -Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 LEVEL 2        LEVEL 3
                  TOTAL MARKET      LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                    09/30/09        PRICES        INPUTS         INPUTS
                  ------------   -----------   -----------   ------------
Common Stocks *    $10,828,244   $10,828,244       $--            $--
                   ===========   ===========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - 98.6%
            BIOTECHNOLOGY - 11.6%
   14,345   Amgen, Inc. (b) ......................................   $   863,999
   16,856   Myriad Genetics, Inc. (b) ............................       461,855
    4,213   Myriad Pharmaceuticals, Inc. (b) .....................        24,688
                                                                     -----------
                                                                       1,350,542
                                                                     -----------
            CONTAINERS & PACKAGING - 2.6%
    6,522   Rock-Tenn Co., Class A ...............................       307,251
                                                                     -----------
            DIVERSIFIED CONSUMER SERVICES - 24.2%
   10,666   Apollo Group, Inc., Class A (b) ......................       785,764
   12,987   DeVry, Inc. ..........................................       718,441
    6,947   ITT Educational Services, Inc. (b) ...................       767,018
    2,550   Strayer Education, Inc. ..............................       555,084
                                                                     -----------
                                                                       2,826,307
                                                                     -----------
            FOOD & STAPLES RETAILING - 1.2%
    2,482   Nash Finch Co. .......................................        67,858
    4,768   Spartan Stores, Inc. .................................        67,372
                                                                     -----------
                                                                         135,230
                                                                     -----------
            FOOD PRODUCTS - 1.7%
    5,612   TreeHouse Foods, Inc. (b) ............................       200,180
                                                                     -----------
            HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
    4,260   Greatbatch, Inc. (b) .................................        95,722
                                                                     -----------
            HEALTH CARE TECHNOLOGY - 1.5%
    4,158   Computer Programs & Systems, Inc. ....................       172,183
                                                                     -----------
            HOTELS, RESTAURANTS & LEISURE - 9.0%
   13,381   McDonald's Corp. .....................................       763,654
    5,274   Panera Bread Co., Class A (b) ........................       290,070
                                                                     -----------
                                                                       1,053,724
                                                                     -----------
            INTERNET & CATALOG RETAIL - 4.2%
   10,524   Netflix, Inc. (b) ....................................       485,893
                                                                     -----------
            IT SERVICES - 7.0%
    3,762   ManTech International Corp., Class A (b) .............       177,416
   36,709   SAIC, Inc. (b) .......................................       643,876
                                                                     -----------
                                                                         821,292
                                                                     -----------
            METALS & MINING - 3.1%
    5,823   Compass Minerals International, Inc. .................       358,813
                                                                     -----------
            MULTILINE RETAIL - 12.5%
   16,633   Dollar Tree, Inc. (b) ................................       809,695
   24,700   Family Dollar Stores, Inc. ...........................       652,080
                                                                     -----------
                                                                       1,461,775
                                                                     -----------
            PHARMACEUTICALS - 7.3%
   13,962   Johnson & Johnson ....................................       850,146
                                                                     -----------

                See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)- (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            SPECIALTY RETAIL - 11.9%
    6,019   AutoZone, Inc. (b) ...................................   $   880,098
    4,448   Jos. A. Bank Clothiers, Inc. (b) .....................       199,137
    6,541   Tractor Supply Co. (b) ...............................       316,715
                                                                     -----------
                                                                       1,395,950
                                                                     -----------
            TOTAL INVESTMENTS - 98.6%
               (Cost $10,985,641) (c) ............................    11,515,008
            NET OTHER ASSETS AND LIABILITIES - 1.4% ..............       167,524
                                                                     -----------
            NET ASSETS - 100.0% ..................................   $11,682,532
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $901,152 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $371,785.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 LEVEL 2        LEVEL 3
                  TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                    VALUE AT       QUOTED       OBSERVABLE   UNOBSERVABLE
                    09/30/09       PRICES         INPUTS        INPUTS
                  ------------   -----------   -----------   ------------
Common Stocks *    $11,515,008   $11,515,008       $--           $--
                   ===========   ===========       ===           ===

*    See the Portfolio of Investments for industry breakout.

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-end management investment company, offers eight variable annuity Portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

Target Managed VIP Portfolio
The Dow(R) Dart 10 Portfolio
The Dow(R) Target Dividend Portfolio
Global Dividend Target 15 Portfolio
S&P(R) Target 24 Portfolio
NASDAQ(R) Target 15 Portfolio
First Trust Target Focus Four Portfolio
Value Line(R) Target 25 Portfolio

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest", and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of that Portfolio's Interests outstanding.

Each Portfolio's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. A majority of each Portfolio's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value each Portfolio's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before a Portfolio values its assets, that could materially affect NAV, First Trust may use a fair value method to value such Portfolio's securities and investments. The use of fair value pricing by each Portfolio is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of the Portfolios initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2009 (UNAUDITED)

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     -    Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     -    Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                  - Quoted prices for similar securities in active markets.

                  - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                  - Inputs other than quoted prices that are  observable for the security  (for  example,  interest  rates and  yield  curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                  - Inputs that are derived  principally from or corroborated by observable market data by correlation or other means.

     -    Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Portfolio's investments as of September 30, 2009, is included with each Portfolio's Portfolio of Investments.

B. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2009 (UNAUDITED)

                              LICENSING INFORMATION

"Dow Jones Industrial Average(sm)," "DJIA(sm)," "The Dow Jones Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500", S&P MidCap 400","Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date     NOVEMBER 23, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date     NOVEMBER 23, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     NOVEMBER 23, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.